RMB Quality Intermediate Core Fund
Schedule of Investments
September 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 66.9%	Par		Value
United States Treasury Note/Bond
4.25%, 12/31/2026	$2,500,000		$2,516,406
4.13%, 02/28/2027	2,500,000		2,515,283
3.75%, 06/30/2027	2,500,000		2,504,688
3.88%, 07/31/2027	2,500,000		2,510,498
3.75%, 08/15/2027	2,500,000		2,505,518
4.13%, 10/31/2027	2,500,000		2,525,684
3.88%, 12/31/2027	2,500,000		2,514,063
2.75%, 02/15/2028	2,500,000		2,450,830
3.50%, 04/30/2028	2,500,000		2,493,115
3.88%, 07/15/2028	2,500,000		2,516,504
4.38%, 08/31/2028	2,500,000		2,551,270
4.88%, 10/31/2028	2,500,000		2,589,502
3.75%, 12/31/2028	2,500,000		2,508,398
2.63%, 02/15/2029	2,500,000		2,419,336
3.25%, 06/30/2029	2,500,000		2,463,037
3.63%, 08/31/2029	3,000,000		2,993,262
4.00%, 10/31/2029	2,500,000		2,528,564
3.88%, 12/31/2029	2,500,000		2,516,455
3.50%, 01/31/2030	2,500,000		2,479,248
3.50%, 04/30/2030	2,500,000		2,476,563
4.00%, 07/31/2030	2,500,000		2,528,662
4.88%, 10/31/2030	3,000,000		3,154,043
4.00%, 01/31/2031	2,500,000		2,526,611
4.13%, 07/31/2031	2,500,000		2,538,477
4.38%, 01/31/2032	2,750,000		2,826,484
4.13%, 03/31/2032	3,000,000		3,040,371
4.13%, 05/31/2032	2,500,000		2,532,031
2.75%, 08/15/2032	2,500,000		2,324,414
3.88%, 08/31/2032	850,000		847,609
3.50%, 02/15/2033	2,000,000		1,941,953
3.38%, 05/15/2033	2,000,000		1,921,406
3.88%, 08/15/2033	2,000,000		1,983,945
4.38%, 05/15/2034	2,500,000		2,558,350
3.88%, 08/15/2034	2,500,000		2,462,207
4.63%, 02/15/2035	2,500,000		2,598,633
TOTAL U.S. TREASURY SECURITIES (Cost $86,542,814)			86,363,420

CORPORATE BONDS - 16.0%	Par		Value
Communication Services - 0.9%
AT&T, Inc., 2.30%, 06/01/2027	600,000		582,579
Verizon Communications, Inc., 2.55%, 03/21/2031	600,000		545,662
			1,128,241

Consumer Discretionary - 1.1%
Amazon.com, Inc., 2.10%, 05/12/2031	250,000		225,029
General Motors Financial Co., Inc., 5.80%, 01/07/2029	400,000		415,810
Home Depot, Inc., 4.75%, 06/25/2029	750,000		768,401
			1,409,240

Consumer Staples - 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	600,000		612,438
Costco Wholesale Corp., 1.60%, 04/20/2030	150,000		135,298
Kellanova, 7.45%, 04/01/2031	400,000		458,510
Procter & Gamble Co., 4.35%, 01/29/2029	150,000		152,516
			1,358,762

Energy - 0.9%
BP Capital Markets America, Inc., 4.23%, 11/06/2028	600,000		602,986
Chevron USA, Inc., 4.69%, 04/15/2030	600,000		614,333
			1,217,319

Financials - 9.1%
American Express Co., 5.39% to 07/28/2026 then SOFR + 0.97%, 07/28/2027	700,000		706,830
Bank of America Corp., 2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032	700,000		627,623
Bank of New York Mellon Corp., 5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032	700,000		723,613
Blackstone Private Credit Fund, 6.00%, 01/29/2032	400,000		412,917
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027	700,000		682,135
Charles Schwab Corp., 5.64% to 05/19/2028 then SOFR + 2.21%, 05/19/2029	700,000		727,108
Citigroup, Inc., 3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028	700,000		693,953
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	700,000		694,845
John Deere Capital Corp., 4.50%, 01/16/2029	600,000		609,239
JPMorgan Chase & Co., 5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	700,000		723,266
Morgan Stanley, 5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	700,000		722,081
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	700,000		708,403
State Street Corp., 1.68% to 11/18/2026 then SOFR + 0.56%, 11/18/2027	700,000		681,838
Toronto-Dominion Bank, 5.52%, 07/17/2028	700,000		727,188
Truist Financial Corp., 5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	700,000		717,860
US Bancorp, 5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	700,000		746,639
Visa, Inc., 2.05%, 04/15/2030	150,000		138,026
Wells Fargo & Co., 5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031	700,000		724,404
			11,767,968

Health Care - 1.0%
AbbVie, Inc., 4.95%, 03/15/2031	600,000		620,319
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/2030	600,000		611,448
			1,231,767

Industrials - 0.5%
Honeywell International, Inc., 4.25%, 01/15/2029	600,000		603,028

Information Technology - 1.2%
Intel Corp., 3.15%, 05/11/2027	400,000		393,716
International Business Machines Corp., 4.65%, 02/10/2028	600,000		608,731
Oracle Corp., 4.45%, 09/26/2030	600,000		599,844
			1,602,291

Utilities - 0.3%
Edison International, 4.13%, 03/15/2028	400,000		392,777
TOTAL CORPORATE BONDS (Cost $20,750,824)			20,711,393

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%	Par		Value
Federal Home Loan Mortgage Corp.
Series 3884, Class BL, 4.50%, 06/15/2041	49,498		49,352
Series 4026, Class WP, 4.00%, 08/15/2041	87,606		87,244
Series 4077, Class BA, 2.00%, 05/15/2042	91,283		86,394
Series 5116, Class PB, 2.25%, 02/25/2051	220,952		194,427
Federal National Mortgage Association
Series 2012-121, Class NA, 3.00%, 11/25/2042	203,071		195,891
Series 2013-86, Class LC, 3.00%, 02/25/2043	70,227		66,411
Series 2014-21, Class MA, 2.00%, 09/25/2041	127,929		123,889
Series 2015-27, Class MW, 2.00%, 10/25/2044	100,474		96,414
Series 2017-15, Class PE, 3.50%, 04/25/2046	24,132		23,381
Series 2018-47, Class VC, 3.00%, 12/25/2047	70,953		69,831
Series 2018-59, Class BM, 3.50%, 08/25/2048	317,063		303,848
Series 2022-14, Class DA, 2.00%, 01/25/2041	234,268		219,545
Government National Mortgage Association
Series 2005-54, Class JE, 5.00%, 07/20/2035	30,776		31,042
Series 2014-12, Class ZB, 3.00%, 01/16/2044	315,899		291,377
Series 2016-82, Class BA, 3.00%, 09/20/2045	4,884		4,838
Series 2018-21, Class YA, 2.50%, 02/20/2048	358,927		311,531
Series 2019-136, Class P, 1.50%, 10/20/2045	473,045		393,197
Series 2019-96, Class KA, 3.50%, 08/20/2049	82,561		76,261
Series 2020-30, Class MA, 3.00%, 12/20/2049	90,476		82,366
Series 2024-135, Class AC, 4.25%, 01/16/2050	285,960		284,372
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,956,393)			2,991,611

MORTGAGE-BACKED SECURITIES - 0.6%	Par		Value
Federal Home Loan Mortgage Corp., Pool ZS8056, 4.00%, 07/01/2033	79,899		79,889
Federal National Mortgage Association, Pool BZ0039, 5.86%, 12/01/2033	400,000		433,883
Ginnie Mae I Pool, Pool 760067, 4.00%, 04/15/2041	34,920		33,551
Ginnie Mae II Pool
Pool 784589, 3.50%, 12/20/2047	139,803		126,185
Pool AU2016, 3.00%, 08/20/2046	11,744		10,539
Pool BT0810, 3.00%, 03/20/2050	29,495		25,976
TOTAL MORTGAGE-BACKED SECURITIES (Cost $709,396)			710,023

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 4.6%	Par		Value
4.03%, 11/06/2025 (a)	6,000,000		5,975,895
TOTAL U.S. TREASURY BILLS (Cost $5,975,940)			5,975,895

MONEY MARKET FUNDS - 3.8%	Shares		Value
First American Government Obligations Fund - Class X, 4.05% (b)	4,774,917		4,774,917
First American Treasury Obligations Fund - Class X, 4.02% (b)	87,153		87,153
TOTAL MONEY MARKET FUNDS (Cost $4,862,070)			4,862,070

TOTAL INVESTMENTS - 94.2% (Cost $121,797,437)			121,614,412
Other Assets in Excess of Liabilities - 5.8%			7,542,808
TOTAL NET ASSETS - 100.0%		%	$129,157,220

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

SOFR - Secured Overnight Financing Rate

(a)	The rate shown is the annualized yield as of September 30, 2025.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

Investment Valuation

Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by Curi Capital, LLC (“Curi” or the “Adviser”) to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.

Exchange-Listed Equities and Funds and Depositary Receipts

The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date.  If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.

The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date.  The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices.  If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP.  If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

Over-the-Counter Securities

Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date.  If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.

Foreign Securities

Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV.  Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates.  For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.

Options

Options traded on an exchange are valued at the last reported sale price.  If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.

Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds)

Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs.  If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.

Fixed-Income Securities

Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.

Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect Curi’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At September 30, 2025	Level 1	Level 2	Level 3	Total
RMB Quality Intermediate Core Fund
Assets
U.S. Treasury Securities	$-	$86,363,420	$-	$86,363,420
Corporate Bonds[1]	-	20,711,393	-	20,711,393
Collateralized Mortgage Obligations	-	2,991,611	-	2,991,611
Mortgage-Backed Securities	-	710,023	-	710,023
U.S. Treasury Bills	-	5,975,895	-	5,975,895
Money Market Funds	4,862,070	-	-	4,862,070
Total Investments	$4,862,070	$116,752,342	$-	$121,614,412

[1]	Refer to the Fund’s Schedule of Investments for a breakdown of holdings by sector.